Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings per share [text block]
Basic (loss)/earnings per share
    Basic (loss)/earnings per share for the three and six months ended June 30, 2020 and 2019 was determined by dividing the Net (loss)/profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
    The following table summarizes the amounts used to calculate the basic (loss)/earnings per share:

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net (loss)/profit attributable to owners of the parent	million	€(1,038)	€4,650	€(2,734)	€5,265
Weighted average number of shares outstanding	thousand	1,571,440	1,567,216	1,569,721	1,560,680
Basic (loss)/earnings per share	€	€(0.66)	€2.97	€(1.74)	€3.37

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net (loss)/profit from continuing operations attributable to owners of the parent	million	€(1,038)	€788	€(2,734)	€1,297
Weighted average number of shares outstanding	thousand	1,571,440	1,567,216	1,569,721	1,560,680
Basic (loss)/earnings per share from continuing operations	€	€(0.66)	€0.50	€(1.74)	€0.83

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,862	€—	€3,968
Weighted average number of shares outstanding	thousand	1,571,440	1,567,216	1,569,721	1,560,680
Basic earnings per share from discontinued operations	€	€—	€2.46	€—	€2.54
Diluted (loss)/earnings per share
    In order to calculate the diluted (loss)/earnings per share during the three and six months ended June 30, 2020, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential common shares that would be issued for the outstanding and unvested PSU awards and RSU awards at June 30, 2020 as determined using the treasury stock method.
    For the three and six months ended June 30, 2020, primarily as a result of the net loss from continuing operations for the three and six months ended June 30, 2020, in accordance with IAS 33 - Earnings per share, the theoretical effect that would arise if all the outstanding PSU and RSU awards were exercised was not taken into consideration in the calculation of diluted loss per share as this would have had an anti-dilutive effect.
    For the three and six months ended June 30, 2019, there were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive effect.
    The following tables summarize the amounts used to calculate the diluted (loss)/earnings per share for the three and six months ended June 30, 2020 and 2019:

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net (loss)/profit attributable to owners of the parent	million	€(1,038)	€4,650	€(2,734)	€5,265
Weighted average number of shares outstanding	thousand	1,571,440	1,567,216	1,569,721	1,560,680
Number of shares deployable for share-based compensation	thousand	—	2,964	—	9,623
Weighted average number of shares outstanding for diluted (loss)/earnings per share	thousand	1,571,440	1,570,180	1,569,721	1,570,303
Diluted (loss)/earnings per share	€	€(0.66)	€2.96	€(1.74)	€3.35

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net (loss)/profit from continuing operations attributable to owners of the parent	million	€(1,038)	€788	€(2,734)	€1,297
Weighted average number of shares outstanding for diluted (loss)/earnings per share	thousand	1,571,440	1,570,180	1,569,721	1,570,303
Diluted (loss)/earnings per share from continuing operations	€	€(0.66)	€0.50	€(1.74)	€0.83

		Three months ended June 30,		Six months ended June 30,
		2020	2019	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,862	€—	€3,968
Weighted average number of shares outstanding for diluted (loss)/earnings per share	thousand	1,571,440	1,570,180	1,569,721	1,570,303
Diluted earnings per share from discontinued operations	€	€—	€2.46	€—	€2.53